Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Feb. 12, 2021	Dec. 31, 2020
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock par value (in Dollars per share)			$ 12.00
Class A Common Stock
Shares subject to possible redemption, per value (in Dollars per share)	$ 0.0001	$ 0.0001	0.0001
Shares subject to possible redemption	34,500,000	34,500,000
shares subject to possible redemption, per share (in Dollars per share)	$ 10.00	$ 10.00	10.00
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	34,500,000
Common stock, shares outstanding	34,500,000
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	8,625,000	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000	8,625,000